Document and Entity Information	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2025
Entity Registrant Name	Entergy Texas, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	1-34360
Entity Tax Identification Number	61-1435798
Entity Address Address Line 1	2107 Research Forest Drive
Entity Address City Or Town	The Woodlands
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77380
City Area Code	409
Local Phone Number	981-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	5.375% Series A Preferred Stock, Cumulative, No Par Value (Liquidation Value $25 Per Share)
Trading Symbol	ETI/PR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001427437
Amendment Flag	false